SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-2908) UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 47
and

REGISTRATION STATEMENT ( NO. 811-4570) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 49

VANGUARD NEW YORK
TAX-FREE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on April 8, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 8th day of April, 2015.

VANGUARD NEW YORK TAX-FREE FUNDS
BY: /s/ F. William McNabb III*
F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	April 8, 2015
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	April 8, 2015
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	April 8, 2015
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	April 8, 2015
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	April 8, 2015
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	April 8, 2015
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	April 8, 2015
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	April 8, 2015
Scott C. Malpass
/s/ André F. Perold*	Trustee	April 8, 2015
André F. Perold
/s/ Peter F. Volanakis*	Trustee	April 8, 2015
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	April 8, 2015
Thomas J. Higgins
*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE